Operating Lease - Summary Of Quantitative Information About Operating Lease (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure of quantitative information about leases for lessee [abstract]
Short-term leases	$ 58,431	RM 257,243	RM 237,205	RM 0